UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 10.9%
Auto Components 0.2%
BorgWarner, Inc.* (a)	6,552	452,809
Goodyear Tire & Rubber Co.*	14,024	170,952
Johnson Controls, Inc.	39,999	1,095,973

		1,719,734
Automobiles 0.4%
Ford Motor Co.	222,962	2,198,405
Harley-Davidson, Inc.	13,303	563,648

		2,762,053
Distributors 0.1%
Genuine Parts Co.	8,989	548,599
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	5,914	171,801
H&R Block, Inc.	16,081	278,684

		450,485
Hotels, Restaurants & Leisure 1.8%
Carnival Corp. (a)	26,095	950,902
Chipotle Mexican Grill, Inc.*	1,809	574,430
Darden Restaurants, Inc.	7,257	404,578
International Game Technology	16,148	211,377
Marriott International, Inc. "A" (a)	14,466	565,621
McDonald's Corp.	58,758	5,391,046
Starbucks Corp.	44,298	2,248,123
Starwood Hotels & Resorts Worldwide, Inc.	11,547	669,264
Wyndham Worldwide Corp.	8,241	432,488
Wynn Resorts Ltd.	4,631	534,603
Yum! Brands, Inc.	26,491	1,757,413

		13,739,845
Household Durables 0.3%
D.R. Horton, Inc.	16,195	334,265
Harman International Industries, Inc.	4,023	185,702
Leggett & Platt, Inc.	8,242	206,462
Lennar Corp. "A" (a)	9,390	326,490
Newell Rubbermaid, Inc.	17,127	326,954
Pulte Group, Inc.*	19,089	295,880
Whirlpool Corp.	4,487	372,017

		2,047,770
Internet & Catalog Retail 1.0%
Amazon.com, Inc.* (a)	21,051	5,353,691
Expedia, Inc. (a)	5,705	329,977
Netflix, Inc.* (a)	3,128	170,288
Priceline.com, Inc.*	2,913	1,802,361
TripAdvisor, Inc.*	6,453	212,497

		7,868,814
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	6,824	260,472
Mattel, Inc.	19,798	702,433

		962,905
Media 3.5%
Cablevision Systems Corp. (New York Group) "A"	11,991	190,057
CBS Corp. "B"	34,677	1,259,815
Comcast Corp. "A"	155,782	5,572,322
DIRECTV*	36,565	1,918,200
Discovery Communications, Inc. "A"*	14,670	874,772
Gannett Co., Inc.	13,694	243,069
Interpublic Group of Companies, Inc.	25,045	278,500
McGraw-Hill Companies, Inc.	16,097	878,735
News Corp. "A"	118,594	2,909,111
Omnicom Group, Inc. (a)	15,546	801,552
Scripps Networks Interactive "A"	4,904	300,272
Time Warner Cable, Inc.	17,952	1,706,517
Time Warner, Inc. (a)	55,160	2,500,403
Viacom, Inc. "B"	27,589	1,478,495
Walt Disney Co.	104,448	5,460,541
Washington Post Co. "B" (a)	267	96,929

		26,469,290
Multiline Retail 0.7%
Big Lots, Inc.*	3,562	105,364
Dollar Tree, Inc.*	13,173	635,927
Family Dollar Stores, Inc.	5,704	378,175
J.C. Penney Co., Inc. (a)	8,443	205,080
Kohl's Corp.	12,637	647,267
Macy's, Inc.	23,098	868,947
Nordstrom, Inc.	9,084	501,255
Target Corp.	38,038	2,414,272

		5,756,287
Specialty Retail 2.1%
Abercrombie & Fitch Co. "A"	4,617	156,609
AutoNation, Inc.*	2,211	96,554
AutoZone, Inc.*	2,190	809,577
Bed Bath & Beyond, Inc.*	13,648	859,824
Best Buy Co., Inc. (a)	16,204	278,547
CarMax, Inc.*	13,044	369,145
GameStop Corp. "A" (a)	7,106	149,226
Home Depot, Inc.	87,933	5,308,515
Limited Brands, Inc.	13,921	685,749
Lowe's Companies, Inc.	66,479	2,010,325
O'Reilly Automotive, Inc.*	6,940	580,323
Ross Stores, Inc.	12,954	836,829
Staples, Inc. (a)	40,108	462,044
The Gap, Inc.	17,422	623,359
Tiffany & Co.	6,905	427,281
TJX Companies, Inc.	42,586	1,907,427
Urban Outfitters, Inc.*	6,480	243,389

		15,804,723
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	16,466	922,425
Fossil, Inc.*	3,095	262,147
NIKE, Inc. "B"	21,473	2,038,002
Ralph Lauren Corp.	3,573	540,345
VF Corp.	5,041	803,334

		4,566,253
Consumer Staples 10.7%
Beverages 2.4%
Beam, Inc.	9,469	544,846
Brown-Forman Corp. "B"	8,632	563,238
Coca-Cola Co.	225,447	8,551,205
Coca-Cola Enterprises, Inc.	16,067	502,415
Constellation Brands, Inc. "A"*	8,532	276,010
Dr. Pepper Snapple Group, Inc.	12,107	539,125
Molson Coors Brewing Co. "B"	9,058	408,063
Monster Beverage Corp.*	9,219	499,301
PepsiCo, Inc.	90,568	6,409,497

		18,293,700
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	25,127	2,515,841
CVS Caremark Corp.	74,238	3,594,604
Kroger Co.	32,073	754,998
Safeway, Inc. (a)	14,338	230,698
Sysco Corp. (a)	34,461	1,077,596
Wal-Mart Stores, Inc. (a)	97,842	7,220,740
Walgreen Co.	49,555	1,805,784
Whole Foods Market, Inc.	10,001	974,097

		18,174,358
Food Products 1.7%
Archer-Daniels-Midland Co.	38,855	1,056,079
Campbell Soup Co. (a)	10,427	363,068
ConAgra Foods, Inc.	24,172	666,906
Dean Foods Co.*	10,345	169,141
General Mills, Inc. (a)	37,846	1,508,163
H.J. Heinz Co.	18,735	1,048,223
Hormel Foods Corp.	7,999	233,891
Kellogg Co.	14,155	731,247
Kraft Foods, Inc.	103,344	4,273,274
McCormick & Co., Inc.	7,596	471,256
Mead Johnson Nutrition Co.	12,040	882,291
The Hershey Co. (a)	8,726	618,586
The JM Smucker Co.	6,247	539,304
Tyson Foods, Inc. "A"	16,850	269,937

		12,831,366
Household Products 2.1%
Clorox Co.	7,369	530,936
Colgate-Palmolive Co.	25,972	2,784,718
Kimberly-Clark Corp.	23,031	1,975,599
Procter & Gamble Co.	160,377	11,123,749

		16,415,002
Personal Products 0.2%
Avon Products, Inc.	25,018	399,037
Estee Lauder Companies, Inc. "A"	14,019	863,150

		1,262,187
Tobacco 1.9%
Altria Group, Inc.	118,455	3,955,213
Lorillard, Inc.	7,500	873,375
Philip Morris International, Inc.	98,298	8,840,922
Reynolds American, Inc.	18,947	821,163

		14,490,673
Energy 11.2%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	25,660	1,160,602
Cameron International Corp.*	14,501	813,071
Diamond Offshore Drilling, Inc. (a)	4,078	268,373
Ensco PLC "A"	13,722	748,672
FMC Technologies, Inc.*	13,729	635,653
Halliburton Co. (a)	53,970	1,818,249
Helmerich & Payne, Inc.	6,361	302,847
Nabors Industries Ltd.*	16,991	238,384
National Oilwell Varco, Inc.	24,861	1,991,615
Noble Corp.*	14,713	526,431
Rowan Companies PLC "A"*	6,875	232,169
Schlumberger Ltd.	77,142	5,579,681

		14,315,747
Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.* (a)	12,667	83,222
Anadarko Petroleum Corp.	29,140	2,037,469
Apache Corp.	22,796	1,971,170
Cabot Oil & Gas Corp.	12,046	540,865
Chesapeake Energy Corp. (a)	30,254	570,893
Chevron Corp.	114,154	13,305,790
ConocoPhillips	70,660	4,040,339
CONSOL Energy, Inc.	13,112	394,016
Denbury Resources, Inc.*	23,663	382,394
Devon Energy Corp.	21,910	1,325,555
EOG Resources, Inc.	15,775	1,767,589
EQT Corp.	8,604	507,636
Exxon Mobil Corp.	268,877	24,588,802
Hess Corp.	17,113	919,310
Kinder Morgan, Inc.	33,396	1,186,226
Marathon Oil Corp.	41,287	1,220,857
Marathon Petroleum Corp.	19,605	1,070,237
Murphy Oil Corp.	10,701	574,537
Newfield Exploration Co.*	7,974	249,746
Noble Energy, Inc.	10,440	967,892
Occidental Petroleum Corp.	47,139	4,056,782
Peabody Energy Corp.	15,655	348,950
Phillips 66	36,593	1,696,817
Pioneer Natural Resources Co. (a)	7,168	748,339
QEP Resources, Inc.	9,921	314,099
Range Resources Corp.	9,380	655,381
Southwestern Energy Co.*	20,561	715,111
Spectra Energy Corp.	38,435	1,128,452
Sunoco, Inc. (a)	6,240	292,219
Tesoro Corp.	8,003	335,326
Valero Energy Corp.	31,796	1,007,297
Williams Companies, Inc.	36,885	1,289,868
WPX Energy, Inc.*	12,040	199,744

		70,492,930
Financials 14.4%
Capital Markets 1.8%
Ameriprise Financial, Inc.	12,045	682,831
Bank of New York Mellon Corp. (a)	68,581	1,551,302
BlackRock, Inc.	7,528	1,342,242
Charles Schwab Corp. (a)	63,788	815,848
E*TRADE Financial Corp.*	13,785	121,446
Federated Investors, Inc. "B" (a)	5,017	103,802
Franklin Resources, Inc.	8,131	1,016,944
Invesco Ltd.	26,231	655,513
Legg Mason, Inc.	7,058	174,191
Morgan Stanley	80,601	1,349,261
Northern Trust Corp.	12,734	591,049
State Street Corp.	28,029	1,176,097
T. Rowe Price Group, Inc.	14,720	931,776
The Goldman Sachs Group, Inc.	26,250	2,984,100

		13,496,402
Commercial Banks 2.8%
BB&T Corp. (a)	40,964	1,358,366
Comerica, Inc.	11,550	358,628
Fifth Third Bancorp.	54,325	842,581
First Horizon National Corp.	14,787	142,399
Huntington Bancshares, Inc.	51,047	352,224
KeyCorp	53,957	471,584
M&T Bank Corp. (a)	6,907	657,270
PNC Financial Services Group, Inc.	30,851	1,946,698
Regions Financial Corp.	81,311	586,252
SunTrust Banks, Inc.	30,956	875,126
U.S. Bancorp.	110,334	3,784,456
Wells Fargo & Co.	285,949	9,873,819
Zions Bancorp. (a)	10,592	218,778

		21,468,181
Consumer Finance 0.9%
American Express Co.	57,497	3,269,279
Capital One Financial Corp.	33,860	1,930,359
Discover Financial Services	30,403	1,207,911
SLM Corp.	26,822	421,642

		6,829,191
Diversified Financial Services 3.0%
Bank of America Corp.	627,729	5,542,847
Citigroup, Inc. (a)	170,810	5,588,903
CME Group, Inc. "A"	17,793	1,019,539
IntercontinentalExchange, Inc.*	4,231	564,458
JPMorgan Chase & Co.	221,236	8,955,633
Leucadia National Corp.	10,912	248,248
Moody's Corp.	11,528	509,192
NYSE Euronext	14,335	353,358
The NASDAQ OMX Group, Inc.	7,351	171,241

		22,953,419
Insurance 3.7%
ACE Ltd.	19,848	1,500,509
Aflac, Inc.	27,523	1,317,801
Allstate Corp.	28,036	1,110,506
American International Group, Inc.*	67,935	2,227,589
Aon PLC	18,668	976,150
Assurant, Inc.	4,645	173,259
Berkshire Hathaway, Inc. "B"*	106,634	9,405,119
Chubb Corp.	15,489	1,181,501
Cincinnati Financial Corp.	8,347	316,268
Genworth Financial, Inc. "A"*	28,423	148,652
Hartford Financial Services Group, Inc.	25,869	502,893
Lincoln National Corp.	16,279	393,789
Loews Corp.	18,225	751,963
Marsh & McLennan Companies, Inc.	32,083	1,088,576
MetLife, Inc. (a)	61,890	2,132,729
Principal Financial Group, Inc.	16,100	433,734
Progressive Corp. (a)	32,580	675,709
Prudential Financial, Inc.	26,951	1,469,099
The Travelers Companies, Inc.	22,338	1,524,792
Torchmark Corp. (a)	5,825	299,114
Unum Group	16,840	323,665
XL Group PLC	17,885	429,777

		28,383,194
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	23,139	1,651,893
Apartment Investment & Management Co. "A" (REIT)	8,005	208,050
AvalonBay Communities, Inc. (REIT)	5,751	782,078
Boston Properties, Inc. (REIT)	8,909	985,424
Equity Residential (REIT)	17,724	1,019,662
HCP, Inc. (REIT)	24,860	1,105,773
Health Care REIT, Inc. (REIT)	14,825	856,144
Host Hotels & Resorts, Inc. (REIT) (a)	41,340	663,507
Kimco Realty Corp. (REIT) (a)	23,376	473,832
Plum Creek Timber Co., Inc. (REIT) (a)	9,225	404,424
Prologis, Inc. (REIT)	27,149	951,029
Public Storage (REIT)	8,397	1,168,611
Simon Property Group, Inc. (REIT)	17,646	2,678,839
Ventas, Inc. (REIT)	17,048	1,061,238
Vornado Realty Trust (REIT)	9,725	788,211
Weyerhaeuser Co. (REIT)	31,692	828,429

		15,627,144
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	17,539	322,893
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	26,509	211,012
People's United Financial, Inc.	19,657	238,636

		449,648
Health Care 11.8%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	11,320	1,295,008
Amgen, Inc. (a)	45,056	3,799,122
Biogen Idec, Inc.*	13,778	2,056,091
Celgene Corp.*	25,315	1,934,066
Gilead Sciences, Inc.*	44,031	2,920,576

		12,004,863
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	32,135	1,936,455
Becton, Dickinson & Co.	11,606	911,767
Boston Scientific Corp.*	81,543	468,057
C.R. Bard, Inc.	4,466	467,367
CareFusion Corp.*	12,577	357,061
Covidien PLC	28,227	1,677,248
DENTSPLY International, Inc.	7,956	303,442
Edwards Lifesciences Corp.*	6,806	730,760
Intuitive Surgical, Inc.*	2,344	1,161,757
Medtronic, Inc.	59,846	2,580,560
St. Jude Medical, Inc. (a)	18,141	764,280
Stryker Corp.	16,690	928,966
Varian Medical Systems, Inc.*	6,516	393,045
Zimmer Holdings, Inc.	10,189	688,980

		13,369,745
Health Care Providers & Services 1.9%
Aetna, Inc.	19,125	757,350
AmerisourceBergen Corp. (a)	14,528	562,379
Cardinal Health, Inc.	19,713	768,216
CIGNA Corp.	16,724	788,871
Coventry Health Care, Inc.	7,702	321,096
DaVita, Inc.*	4,978	515,771
Express Scripts Holding Co.*	47,223	2,959,465
Humana, Inc.	9,306	652,816
Laboratory Corp. of America Holdings*	5,636	521,161
McKesson Corp.	13,874	1,193,580
Patterson Companies, Inc.	4,855	166,235
Quest Diagnostics, Inc.	9,201	583,619
Tenet Healthcare Corp.*	23,058	144,574
UnitedHealth Group, Inc.	60,168	3,333,909
WellPoint, Inc.	18,947	1,099,115

		14,368,157
Health Care Technology 0.1%
Cerner Corp.*	8,503	658,217
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	20,567	790,801
Life Technologies Corp.*	10,447	510,649
PerkinElmer, Inc.	6,370	187,724
Thermo Fisher Scientific, Inc.	21,553	1,267,963
Waters Corp.*	4,980	414,984

		3,172,121
Pharmaceuticals 6.1%
Abbott Laboratories (a)	91,268	6,257,334
Allergan, Inc.	18,018	1,650,088
Bristol-Myers Squibb Co.	97,941	3,305,509
Eli Lilly & Co.	59,440	2,818,050
Forest Laboratories, Inc.*	13,646	485,934
Hospira, Inc.*	9,386	308,049
Johnson & Johnson (a)	160,337	11,048,823
Merck & Co., Inc.	177,311	7,996,726
Mylan, Inc.* (a)	23,439	571,912
Perrigo Co.	5,124	595,255
Pfizer, Inc.	434,750	10,803,538
Watson Pharmaceuticals, Inc.*	7,328	624,052

		46,465,270
Industrials 9.7%
Aerospace & Defense 2.2%
Boeing Co.	39,370	2,740,939
General Dynamics Corp.	19,258	1,273,339
Honeywell International, Inc.	45,381	2,711,515
L-3 Communications Holdings, Inc.	5,707	409,249
Lockheed Martin Corp.	15,609	1,457,568
Northrop Grumman Corp.	14,459	960,511
Precision Castparts Corp.	8,536	1,394,270
Raytheon Co.	19,543	1,117,078
Rockwell Collins, Inc. (a)	8,386	449,825
Textron, Inc. (a)	16,847	440,886
United Technologies Corp.	48,798	3,820,396

		16,775,576
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	9,294	544,164
Expeditors International of Washington, Inc.	12,259	445,737
FedEx Corp.	17,058	1,443,448
United Parcel Service, Inc. "B"	41,894	2,998,353

		5,431,702
Airlines 0.1%
Southwest Airlines Co.	43,331	380,013
Building Products 0.0%
Masco Corp. (a)	20,625	310,406
Commercial Services & Supplies 0.6%
Avery Dennison Corp.	6,075	193,307
Cintas Corp.	6,455	267,560
Iron Mountain, Inc.	8,723	297,542
Pitney Bowes, Inc. (a)	11,853	163,808
R.R. Donnelley & Sons Co. (a)	10,163	107,728
Republic Services, Inc.	17,961	494,107
Stericycle, Inc.*	4,914	444,815
Tyco International Ltd.	26,608	1,496,966
Waste Management, Inc. (a)	25,414	815,281

		4,281,114
Construction & Engineering 0.1%
Fluor Corp.	9,651	543,158
Jacobs Engineering Group, Inc.*	7,504	303,387
Quanta Services, Inc.*	13,035	321,965

		1,168,510
Electrical Equipment 0.5%
Cooper Industries PLC	9,234	693,104
Emerson Electric Co.	42,144	2,034,291
Rockwell Automation, Inc.	8,107	563,842
Roper Industries, Inc.	5,580	613,186

		3,904,423
Industrial Conglomerates 2.5%
3M Co.	37,044	3,423,606
Danaher Corp. (a)	34,070	1,878,961
General Electric Co.	615,003	13,966,718

		19,269,285
Machinery 1.9%
Caterpillar, Inc.	38,113	3,279,242
Cummins, Inc.	10,351	954,466
Deere & Co. (a)	22,851	1,884,979
Dover Corp.	10,514	625,478
Eaton Corp. (a)	19,429	918,215
Flowserve Corp.	2,957	377,727
Illinois Tool Works, Inc. (a)	25,230	1,500,428
Ingersoll-Rand PLC	16,686	747,867
Joy Global, Inc.	5,983	335,407
PACCAR, Inc.	20,543	822,234
Pall Corp.	6,631	421,002
Parker Hannifin Corp.	8,585	717,534
Pentair, Inc.	5,814	257,269
Snap-on, Inc.	3,303	237,387
Stanley Black & Decker, Inc. (a)	9,834	749,842
Xylem, Inc.	11,041	277,681

		14,106,758
Professional Services 0.1%
Dun & Bradstreet Corp.	2,476	197,139
Equifax, Inc.	6,764	315,067
Robert Half International, Inc.	8,358	222,574

		734,780
Road & Rail 0.8%
CSX Corp.	61,059	1,266,974
Norfolk Southern Corp.	18,727	1,191,599
Ryder System, Inc.	2,903	113,391
Union Pacific Corp.	27,622	3,278,732

		5,850,696
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	15,743	676,792
W.W. Grainger, Inc. (a)	3,460	720,960

		1,397,752
Information Technology 19.9%
Communications Equipment 1.9%
Cisco Systems, Inc.	307,735	5,874,661
F5 Networks, Inc.*	4,483	469,370
Harris Corp.	6,473	331,547
JDS Uniphase Corp.*	14,116	174,827
Juniper Networks, Inc.*	30,081	514,686
Motorola Solutions, Inc.	16,809	849,695
QUALCOMM, Inc.	99,251	6,202,195

		14,416,981
Computers & Peripherals 5.9%
Apple, Inc.	54,595	36,429,060
Dell, Inc.	85,394	841,985
EMC Corp.* (a)	122,314	3,335,503
Hewlett-Packard Co.	115,233	1,965,875
NetApp, Inc.*	21,080	693,110
SanDisk Corp.*	13,962	606,369
Seagate Technology PLC	20,590	638,290
Western Digital Corp.	12,781	495,008

		45,005,200
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	9,420	554,650
Corning, Inc.	87,149	1,146,009
FLIR Systems, Inc.	8,386	167,510
Jabil Circuit, Inc.	11,550	216,216
Molex, Inc. (a)	7,976	209,609
TE Connectivity Ltd.	24,870	845,829

		3,139,823
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	10,506	401,960
eBay, Inc.*	67,547	3,269,950
Google, Inc. "A"* (a)	15,425	11,638,162
VeriSign, Inc.*	9,260	450,869
Yahoo!, Inc.*	60,740	970,322

		16,731,263
IT Services 3.9%
Accenture PLC "A"	37,040	2,593,911
Automatic Data Processing, Inc.	28,038	1,644,709
Cognizant Technology Solutions Corp. "A"*	17,435	1,219,055
Computer Sciences Corp.	9,209	296,622
Fidelity National Information Services, Inc.	14,598	455,750
Fiserv, Inc.*	7,860	581,876
International Business Machines Corp.	62,526	12,971,019
MasterCard, Inc. "A"	6,247	2,820,395
Paychex, Inc. (a)	18,716	623,056
SAIC, Inc.	17,577	211,627
Teradata Corp.*	9,970	751,838
Total System Services, Inc.	9,315	220,765
Visa, Inc. "A" (a)	30,430	4,086,140
Western Union Co.	35,499	646,792

		29,123,555
Office Electronics 0.1%
Xerox Corp.	76,501	561,517
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.* (a)	32,848	110,698
Altera Corp.	18,401	625,358
Analog Devices, Inc.	17,685	693,075
Applied Materials, Inc.	71,362	796,757
Broadcom Corp. "A"*	30,048	1,039,060
First Solar, Inc.* (a)	3,515	77,840
Intel Corp. (a)	291,516	6,611,583
KLA-Tencor Corp.	9,650	460,353
Lam Research Corp.*	10,748	341,625
Linear Technology Corp.	13,055	415,802
LSI Corp.*	32,065	221,569
Microchip Technology, Inc. (a)	11,356	371,795
Micron Technology, Inc.*	61,238	366,509
NVIDIA Corp.*	37,121	495,194
Teradyne, Inc.* (a)	10,241	145,627
Texas Instruments, Inc.	65,992	1,818,080
Xilinx, Inc.	15,094	504,291

		15,095,216
Software 3.5%
Adobe Systems, Inc.*	28,381	921,247
Autodesk, Inc.*	13,199	440,451
BMC Software, Inc.*	8,570	355,569
CA, Inc.	20,275	522,385
Citrix Systems, Inc.*	10,722	820,984
Electronic Arts, Inc.*	18,710	237,430
Intuit, Inc.	16,101	948,027
Microsoft Corp.	439,318	13,082,890
Oracle Corp.	221,719	6,981,931
Red Hat, Inc.* (a)	11,457	652,362
Salesforce.com, Inc.* (a)	7,455	1,138,304
Symantec Corp.*	41,322	743,796

		26,845,376
Materials 3.5%
Chemicals 2.4%
Air Products & Chemicals, Inc.	12,422	1,027,299
Airgas, Inc.	4,008	329,858
CF Industries Holdings, Inc.	3,600	800,064
Dow Chemical Co. (a)	69,827	2,022,190
E.I. du Pont de Nemours & Co. (a)	53,940	2,711,564
Eastman Chemical Co.	8,975	511,665
Ecolab, Inc.	15,372	996,259
FMC Corp.	7,782	430,967
International Flavors & Fragrances, Inc. (a)	4,737	282,231
LyondellBasell Industries NV "A"	19,781	1,021,887
Monsanto Co.	31,057	2,826,808
PPG Industries, Inc.	8,933	1,025,866
Praxair, Inc.	17,516	1,819,562
Sigma-Aldrich Corp.	7,030	505,949
The Mosaic Co.	16,151	930,459
The Sherwin-Williams Co.	4,992	743,359

		17,985,987
Construction Materials 0.0%
Vulcan Materials Co.	7,653	361,987
Containers & Packaging 0.1%
Ball Corp.	8,793	372,032
Bemis Co., Inc.	6,058	190,645
Owens-Illinois, Inc.*	9,576	179,646
Sealed Air Corp.	9,638	149,003

		891,326
Metals & Mining 0.8%
Alcoa, Inc. (a)	62,052	549,160
Allegheny Technologies, Inc.	6,196	197,653
Cliffs Natural Resources, Inc. (a)	8,167	319,575
Freeport-McMoRan Copper & Gold, Inc.	55,359	2,191,109
Newmont Mining Corp.	28,995	1,624,010
Nucor Corp. (a)	18,108	692,812
Titanium Metals Corp.	4,728	60,660
United States Steel Corp. (a)	8,324	158,739

		5,793,718
Paper & Forest Products 0.2%
International Paper Co.	25,887	940,216
MeadWestvaco Corp.	9,981	305,418

		1,245,634
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	335,976	12,666,295
CenturyLink, Inc. (a)	36,417	1,471,247
Frontier Communications Corp. (a)	55,303	270,985
Verizon Communications, Inc. (a)	165,982	7,563,800
Windstream Corp. (a)	34,276	346,530

		22,318,857
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	17,122	1,097,520
MetroPCS Communications, Inc.*	19,415	227,349
Sprint Nextel Corp.*	172,392	951,604

		2,276,473
Utilities 3.5%
Electric Utilities 2.0%
American Electric Power Co., Inc.	28,465	1,250,752
Duke Energy Corp.	41,029	2,658,679
Edison International	18,628	851,113
Entergy Corp.	10,122	701,455
Exelon Corp.	49,801	1,771,920
FirstEnergy Corp.	24,031	1,059,767
NextEra Energy, Inc.	24,694	1,736,729
Northeast Utilities	18,096	691,810
Pepco Holdings, Inc. (a)	13,324	251,824
Pinnacle West Capital Corp.	6,415	338,712
PPL Corp.	33,227	965,244
Southern Co.	50,977	2,349,530
Xcel Energy, Inc.	28,835	799,018

		15,426,553
Gas Utilities 0.1%
AGL Resources, Inc.	6,529	267,102
ONEOK, Inc.	12,104	584,744

		851,846
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	37,271	408,863
NRG Energy, Inc.	12,617	269,877

		678,740
Multi-Utilities 1.3%
Ameren Corp.	13,973	456,498
CenterPoint Energy, Inc.	24,701	526,131
CMS Energy Corp.	15,030	353,957
Consolidated Edison, Inc.	17,280	1,034,899
Dominion Resources, Inc.	33,329	1,764,437
DTE Energy Co.	9,878	592,087
Integrys Energy Group, Inc.	4,595	239,859
NiSource, Inc.	17,141	436,753
PG&E Corp.	24,995	1,066,537
Public Service Enterprise Group, Inc.	29,022	933,928
SCANA Corp.	7,707	372,017
Sempra Energy	13,089	844,110
TECO Energy, Inc. (a)	12,560	222,814
Wisconsin Energy Corp.	13,808	520,147

		9,364,174

Total Common Stocks (Cost $597,667,800)		750,266,407

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 11/1/2012 (Cost $1,204,860)	1,205,000	1,204,940

	Shares	Value ($)
Securities Lending Collateral 14.4%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $109,518,311)	109,518,311	109,518,311
Cash Equivalents 1.1%
Central Cash Management Fund, 0.15% (b) (Cost $8,084,734)	8,084,734	8,084,734

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $716,475,705) †	114.5	869,074,392
Other Assets and Liabilities, Net (a)	(14.5)	(109,807,331)

Net Assets	100.0	759,267,061

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $744,837,885.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $124,236,507.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $219,032,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $94,796,273.

(a)
All or a portion of these securities were on loan amounting to $106,461,185. In addition, included in other assets and liabilities, net is a pending sale, amounting to $93,448, that is also on loan. The value of all securities loaned at September30, 2012 amounted to $106,554,633 which is 14.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	12/20/2012	27	9,680,850	(20,585)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$750,266,407	$—	$—	$750,266,407
Government & Agency Obligation	—	1,204,940	—	1,204,940
Short-Term Investments(d)	117,603,045	—	—	117,603,045
Total	$867,869,452	$1,204,940	$—	$869,074,392

Liabilities
Derivatives(e)	$(20,585)	$—	$—	$(20,585)
Total	$(20,585)	$—	$—	$(20,585)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(20,585)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012